UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 32.0%

	Face Amount	Value

Communication Services — 1.2%
Sprint
7.875%, 09/15/2023	$1,200,000	$1,318,152

Consumer Discretionary — 1.8%
Newell Brands
Callable 01/01/2026 @ $100 4.200%, 04/01/2026	2,000,000	2,092,476

Energy — 1.9%
Energy Transfer Operating
7.500%, 10/15/2020	2,000,000	2,101,792

Financials — 7.0%
JPMorgan Chase
Callable 10/30/2019 @ $100 5.736%, VAR ICE LIBOR USD 3 Month+3.470%, 10/30/2019 (C)	2,000,000	2,009,374
NTC Capital II
Callable 10/31/2019 @ $100 2.893%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	1,972,845
PNC Capital Trust C
2.702%, VAR ICE LIBOR USD 3 Month+0.570%, 06/01/2028	2,500,000	2,299,947
USB Capital IX
Callable 10/31/2019 @ $100 3.500%, VAR ICE LIBOR USD 3 Month+1.020%, 10/31/2019 (C)	2,000,000	1,705,000

		7,987,166

Health Care — 5.4%
Celgene
Callable 11/15/2043 @ $100 4.625%, 05/15/2044	2,600,000	3,087,685
HCA Healthcare
6.250%, 02/15/2021	2,000,000	2,094,200
UnitedHealth Group
3.500%, 06/15/2023	1,000,000	1,048,605

		6,230,490

Industrials — 7.0%
Air Canada Pass - Through Trust, Ser 2015-1, Cl C
5.000%, 03/15/2020 (A)	1,425,000	1,433,835

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2019
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
American Airlines Pass - Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (A)	$1,268,198	$1,297,113
American Airlines Pass - Through Trust, Ser 2013-2, Cl B
5.600%, 07/15/2020 (A)	1,175,510	1,195,376
Delta Air Lines Pass - Through Trust
6.718%, 01/02/2023	1,429,220	1,516,974
Delta Air Lines Pass - Through Trust, Ser 2007-1, Cl B
8.021%, 08/10/2022	792,255	877,897
IHS Markit
Callable 08/01/2022 @ $100 5.000%, 11/01/2022 (A)	1,000,000	1,065,133
United Airlines Pass - Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	549,519	573,290

		7,959,618

Information Technology — 2.7%
IBM Credit
3.450%, 11/30/2020	3,000,000	3,052,318

Leisure Time — 1.6%
Silversea Cruise Finance
Callable 02/01/2020 @ $105 7.250%, 02/01/2025 (A)	1,656,000	1,768,608

Pipelines — 2.3%
Cheniere Corpus Christi Holdings
Callable 01/01/2024 @ $100 7.000%, 06/30/2024	2,220,000	2,551,446

Utilities — 1.1%
Vistra Operations
Callable 07/31/2022 @ $103 5.000%, 07/31/2027 (A)	1,200,000	1,235,616

TOTAL CORPORATE OBLIGATIONS (Cost $35,348,370)		36,297,682

ASSET-BACKED SECURITIES — 21.9%

Other ABS — 14.1%
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 01/20/2020 @ $100 3.398%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (A)	2,500,000	2,487,605

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2019
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
JMP Credit Advisors CLO IIIR, Ser 2018-1RA, Cl A
Callable 10/17/2019 @ $100 3.153%, VAR ICE LIBOR USD 3 Month+0.850%, 01/17/2028 (A)	$1,200,000	$1,194,586
Sound Point CLO VII-R, Ser 2018-3RA, Cl B
Callable 10/23/2020 @ $100 4.059%, VAR ICE LIBOR USD 3 Month+1.800%, 10/23/2031 (A)	1,750,000	1,742,596
Sound Point CLO, Ser 2018-1RA, Cl B
Callable 07/18/2020 @ $100 4.050%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/2031 (A)	4,000,000	3,971,324
Steele Creek CLO, Ser 2018-2A, Cl A
Callable 08/18/2020 @ $100 3.324%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (A)	2,000,000	1,997,010
Venture 33 CLO, Ser 2018-33A, Cl B
Callable 07/15/2020 @ $100 4.153%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (A)	3,000,000	2,973,306
Verizon Owner Trust, Ser 2017-2A, Cl B
Callable 09/20/2020 @ $100 2.220%, 12/20/2021 (A)	1,603,000	1,604,788

		15,971,215

Student Loan — 7.8%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 04/25/2030 @ $100 2.850%, 07/25/2069 (A) (B)	2,439,098	2,472,871
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 07/15/2028 @ $100 3.628%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (A)	2,250,000	2,291,342
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 09/15/2027 @ $100 3.500%, 09/15/2043 (A)	2,000,000	2,058,012

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2019
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 09/15/2027 @ $100 3.978%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (A)	$2,000,000	$2,057,206

		8,879,431

TOTAL ASSET-BACKED SECURITIES (Cost $24,827,488)		24,850,646

U.S. TREASURY OBLIGATIONS — 23.5%
United States Treasury Inflation Indexed Bonds
1.375%, 01/15/2020	8,305,360	8,280,055
1.000%, 02/15/2048	1,040,450	1,159,256
0.750%, 07/15/2028	2,555,325	2,680,909
United States Treasury Notes
2.875%, 08/15/2028	1,900,000	2,089,109
2.875%, 10/31/2023	1,000,000	1,051,289
2.500%, 06/30/2020	10,000,000	10,046,483
2.375%, 05/15/2029	1,300,000	1,380,539

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,178,938)		26,687,640

MORTGAGE-BACKED SECURITIES — 12.1%

Agency Mortgage-Backed Obligations — 4.2%
FHLMC Multifamily Structured Pass - Through Certificates, Ser K043, Cl X3, IO
1.691%, 02/25/2043 (B)	20,425,000	1,587,613
FNMA
3.500%, 11/01/2044	3,071,812	3,131,196

		4,718,809

Non-Agency Mortgage-Backed Obligations — 7.9%
COMM Mortgage Trust, Ser 2014-UBS4, Cl XA, IO
1.265%, 08/10/2047 (B)	56,538,838	2,490,417
FREMF Mortgage Trust, Ser K69, Cl B
3.853%, 10/25/2049 (A) (B)	2,635,000	2,776,158
JPMorgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 04/25/2034 @ $100 3.500%, 01/25/2047 (A) (B)	3,565,087	3,600,425

		8,867,000

TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,956,249)		13,585,809

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2019
(Unaudited)

MUNICIPAL BOND — 3.2%

	Face Amount	Value
Los Angeles Department of Water & Power System Revenue
Callable 07/01/2020 @ $100 6.166%, 07/01/2040	$3,500,000	$3,606,540

TOTAL MUNICIPAL BOND (Cost $3,577,095)		3,606,540

TOTAL INVESTMENTS — 92.7% (Cost $102,888,140)		$105,028,317

Percentages are based on Net Assets of $113,225,844

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2019 was $39,222,907 and represents 34.6% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Perpetual security with no stated maturity date.

ABS — Asset Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2019
(Unaudited)

A list of the open futures contracts held by the Fund at September 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	(87)	Jan-2020	$(18,792,680)	$(18,748,500)	$44,180
U.S. 5-Year Treasury Note	(9)	Jan-2020	(1,078,102)	(1,072,336)	5,766
U.S. 10-Year Treasury Note	30	Dec-2019	3,943,125	3,909,375	(33,750)
U.S. Long Treasury Bond	17	Dec-2019	2,793,313	2,759,313	(34,000)
U.S. Ultra Long Treasury Bond	(37)	Dec-2019	(7,222,804)	(7,100,531)	122,273
Ultra 10-Year U.S. Treasury Note	(25)	Dec-2019	(3,600,781)	(3,560,156)	40,625

			$(23,957,929)	$(23,812,835)	$145,094

The following is a list of the level of inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$36,297,682	$—	$36,297,682
Asset-Backed Securities	—	24,850,646	—	24,850,646
U.S. Treasury Obligations	—	26,687,640	—	26,687,640
Mortgage-Backed Securities	—	13,585,809	—	13,585,809
Municipal Bond	—	3,606,540	—	3,606,540

Total Investments in Securities	$—	$105,028,317	$—	$105,028,317

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$212,844	$–	$–	$212,844
Unrealized Depreciation	(67,750)	–	–	(67,750)

Total Other Financial Instruments	$145,094	$–	$–	$145,094

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended September 30, 2019, there were no Level 3 securities.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

PNN-QH-001-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 25, 2019